Assets Held for Sale and Discontinued Operations - Summary of Result of Discontinued Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Cost of sales	$ 8,745	$ 7,552
Gross profit (loss)	8,571	5,214
Other operating income	(1,102)	(80)
Profit (loss) before tax	5,609	4,532
Loss from discontinued operations before taxes	(956)	(156)
Loss from discontinued operations	(772)	(255)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	1,597	715
Cost of sales	1,291	848
Gross profit (loss)	306	(133)
Asset impairment	1,243	0
Other operating income	6	0
Profit (loss) before tax	(931)	(133)
Net finance expense	25	25
Non-operating income	0	(2)
Recovery of (provision for) income taxes	(184)	99
Loss from discontinued operations	$ (772)	$ (255)